Summary of Significant Accounting Policies (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other revenues
Disaggregation of Revenue [Line Items]
Total	¥ 10,153	$ 1,593	¥ 97,783	¥ 273,433
Late payment penalties
Disaggregation of Revenue [Line Items]
Total	9,163	1,437	96,224	102,910
Others
Disaggregation of Revenue [Line Items]
Total	¥ 990	$ 156	¥ 1,559	¥ 170,523